Supplemental Cash Flow Information	12 Months Ended
Jan. 31, 2022
Notes to Financial Statements
Supplemental Cash Flow Information

Note 21 – Supplemental Cash Flow Information

The following tables presents the cash flow changes in operating asset and liabilities:

Year Ended	January 31,	January 31,	January 31,
	2022	2021	2020
Trade accounts receivable	(2,884)	143	3,733
Other accounts receivable	2,042	(7,098)	(2,547)
Prepaid expenses and other	(8,276)	(5,029)	(5,942)
Inventory	(498)	99	(345)
Accounts payable	2,336	(686)	1,768
Accrued liabilities	13,760	(999)	3,265
Income taxes payable	426	3,835	(1,550)
Operating leases	(259)	283	546
Deferred revenue	6,142	5,877	(4,184)
	12,789	(3,575)	(5,256)